Subsequent Events (Details) - Announcing or commencing implementation of major restructuring - EUR (€) € in Thousands		3 Months Ended
	Nov. 05, 2021	Dec. 31, 2021
Subsequent Event
Restructuring charges		€ 640
Expected annual net savings	€ 6,200